Accrued Expenses and Other Current Liabilities	12 Months Ended
May 31, 2016
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
13.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of May 31,
	2015	2016
	US$	US$
Accrued payroll	103,270	131,151
Payable for purchase of property and equipment	7,433	11,953
Amounts reimbursable to employees (a)	5,418	8,294
Individual taxes withholding	8,148	8,186
Refundable fees received from students (b)	10,023	5,755
Business taxes payable	9,701	5,259
Value added taxes payable	1,147	6,506
Accrued advertising fees	8,210	6,443
Rent payable	3,883	6,285
Welfare payable	6,213	6,004
Royalty fees payable (c)	2,565	3,637
Refundable deposit (d)	1,956	3,161
Accrued professional service fees	1,683	2,352
Other taxes payable	1,887	1,240
Investment payable (e)	1,452	—
Others (f)	5,814	10,818

Total	178,803	217,044

(a)	Amounts reimbursable to employees included traveling and the related expenses incurred by employees on behalf of the Group.
(b)	Refundable fees received from students represent (1) the miscellaneous expenses other than tuition fee received from students which will be paid out on behalf of students; and (2) tuition fees refundable to students for withdrawn classes.
(c)	Royalty fees payable related to payments to content providers for on-line learning programs and those to counterparties for copyright and resource sharing.
(d)	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation and student security deposits refunded upon completion of the study tour.
(e)	The balance as of May 31, 2015 represents a payable for an available-for-sale investment in ROBOROBO, which was fully paid in July 2015.
(f)	Others primarily included transportation expenses, utility fees, property management fees, and other miscellaneous expenses payable.